Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Statement of comprehensive income [abstract]
Net income	$ 12,431	$ 11,469
Net change in unrealized gains (losses) on available-for-sale securities
Net unrealized gains (losses) on available-for-sale securities		134
Reclassification of net losses (gains) on available-for-sale securities to income		(96)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(70)
Provision for credit losses recognized in income	(9)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(94)
Total items that will be reclassified subsequently to income	(173)	38
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	840	(1,570)
Net foreign currency translation gains (losses) from hedging activities	(237)	438
Reclassification of losses (gains) on foreign currency translation to income		(10)
Foreign currency translation adjustments	603	(1,142)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	150	622
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	107	(92)
Net change in cash flow hedges	257	530
Items that will not be reclassified subsequently to income:
Remeasurements of employee benefit plans (Note 16)	724	790
Net fair value change due to credit risk on financial liabilities designated as fair value through profit or loss	123	(323)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	(2)
Total items that will not be reclassified subsequently to income	845	467
Total other comprehensive income (loss), net of taxes	1,532	(107)
Total comprehensive income (loss)	13,963	11,362
Total comprehensive income attributable to:
Shareholders	13,931	11,323
Non-controlling interests	32	39
Total comprehensive income (loss)	$ 13,963	$ 11,362